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[NATIONWIDE LOGO]

October 23, 2000


VIA EDGAR


The United States Securities
     and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


Subject:      Nationwide DC Variable Account
              Nationwide Life Insurance Company
              SEC File No.  2-51911
              CIK No.  000070699

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (1933 "Act") and on behalf of Nationwide DC Variable Account (the "Variable Account") and Nationwide Life Insurance Company (the "Company"), we certify that the form of the Prospectus and the Statement of Additional Information that would have been filed under paragraphs (b) and (c) under Rule 497 of the 1933 Act do not differ from the form of the Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 52 to the Registration Statement for the Company and the Variable Account which became effective October 17, 2000.

Please contact the undersigned at (614) 677-7702 with any questions regarding this filing.

Sincerely,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ Michael Stobart

Michael Stobart, Esq.
Compliance Specialist